Other Real Estate and Repossessed Assets Acquired in Settlement of Loans - Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of period	$ 3,002	$ 3,221	$ 3,129
Provision for other real estate owned	49	26	284
Charge-offs	(95)	(245)	(192)
Balance, end of period	$ 2,956	$ 3,002	$ 3,221